Shareholders' capital (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Shareholder's Capital [Line Items]
Balance, beginning of year	$ 2,650,706	$ 2,452,722
Balance at January 1 (shares)	122,119	118,263
Shares issued for acquisition	$ 1,234,676	$ 0
Shares issued for acquisition (shares)	27,883	0
Shares issued for the Dividend Reinvestment Plan	$ 49,051	$ 110,493
Vesting of equity based awards (shares)	1,025	1,060
Share-settled dividends on vested equity based awards (shares)	184	170
Balance, end of year	$ 4,008,828	$ 2,650,706
Balance at December 31 (shares)	152,704	122,119
Equity based compensation [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for equity based compensation (shares)	314	197
Dividend reinvestment plan [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for the Dividend Reinvestment Plan (shares)	1,179	2,429
Issued capital [member]
Disclosure Of Shareholder's Capital [Line Items]
Vesting of equity based awards	$ 54,057	$ 69,743
Shares issued for equity based compensation	12,565	9,270
Share-settled dividends on vested equity based awards	$ 7,773	$ 8,478